DERIVATIVE INSTRUMENTS (Details 2) - Millburn Multi Markets Trading L P [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 32,235,684	$ 31,185,925
Exchange Traded Futures Contracts Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	51,336,111	(4,125,803)
Exchange Traded Futures Contracts Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	5,171,725	(2,701,652)
Interest Rate Contract [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	17,439,821	(3,601,865)
Exchange Traded Futures Contracts Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(22,630)	(434,030)
Exchange Traded Futures Contracts Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(8,764,531)	604,208
Exchange Traded Futures Contracts Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	915,202	2,476,401
Exchange Traded Futures Contracts Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(37,577,174)	67,182,560
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	28,498,524	59,399,819
Forward Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 3,737,160	$ (28,213,894)